EVERGREEN INTERNATIONAL TRUST

                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 343-2898

                      INTERNATIONAL AND GLOBAL GROWTH FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                  March 1, 2001


     Evergreen Emerging Markets Growth Fund ("Emerging Markets Growth Fund")
              Evergreen Global Leaders Fund ("Global Leaders Fund") Evergreen Global Opportunities Fund ("Global Opportunities Fund")
        Evergreen International Growth Fund ("International Growth Fund")
               Evergreen Latin America Fund ("Latin America Fund")
            Evergreen Perpetual Global Fund ("Perpetual Global Fund")
     Evergreen Perpetual International Fund ("Perpetual International Fund")
             Evergreen Precious Metals Fund ("Precious Metals Fund")

                     (Each a "Fund"; together, the "Funds")


      Each Fund is a series of Evergreen International Trust (the "Trust")


         This Statement of Additional Information (SAI) pertains to all classes of shares of the Funds listed above. It is not a prospectus but should be read in conjunction with the prospectus dated March 1, 2001 for the Fund in which you are making or contemplating an investment. The Funds are offered through a single prospectus offering Class A, Class B, Class C and Class Y shares of each Fund. You may obtain the prospectus by calling (800) 343-2898 or downloading it off our website at www.evergreen-funds.com. The information in Part 1 of this SAI is specific information about the Funds described in the prospectus. The information in Part 2 of this SAI contains more general information that may or may not apply to the Fund or Class of shares in which you are interested.

         Certain information may be incorporated by reference to the Funds' Annual Report dated October 31, 2000. You may obtain a copy of the Annual Report without charge by calling (800) 343-2898 or downloading it off our website at www.evergreen-funds.com.

                                TABLE OF CONTENTS


PART 1

TRUST HISTORY...........................................................1-1
INVESTMENT POLICIES.....................................................1-1
OTHER SECURITIES AND PRACTICES..........................................1-3
PRINCIPAL HOLDERS OF FUND SHARES........................................1-3
EXPENSES...............................................................1-11
PERFORMANCE............................................................1-17
COMPUTATION OF CLASS A OFFERING PRICE..................................1-19
SERVICE PROVIDERS......................................................1-20
FINANCIAL STATEMENTS...................................................1-22

PART 2

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES...........2-1
PURCHASE AND REDEMPTION OF SHARES......................................2-18
SALES CHARGE WAIVERS AND REDUCTIONS....................................2-21
PRICING OF SHARES......................................................2-24
PERFORMANCE CALCULATIONS...............................................2-25
PRINCIPAL UNDERWRITER..................................................2-26
DISTRIBUTION EXPENSES UNDER RULE 12b-1.................................2-27
TAX INFORMATION........................................................2-30
BROKERAGE..............................................................2-33
ORGANIZATION...........................................................2-34
INVESTMENT ADVISORY AGREEMENT..........................................2-35
MANAGEMENT OF THE TRUST................................................2-36
CORPORATE AND MUNICIPAL BOND RATINGS...................................2-39
ADDITIONAL INFORMATION.................................................2-50

                                     PART 1

                                  TRUST HISTORY

         The Trust is an open-end management investment company, which was organized as a Delaware business trust on September 18, 1997. A copy of the Declaration of Trust is on file as an exhibit to the Trust's Registration Statement, of which this SAI is a part.


                               INVESTMENT POLICIES

                       FUNDAMENTAL INVESTMENT RESTRICTIONS

         Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the "1940 Act"). Where necessary, an explanation beneath a fundamental policy describes the Fund's practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Fund's practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

         1.  Diversification

         Each Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

         Further Explanation of Diversification Policy:

         To remain classified as a diversified investment company under the 1940 Act, each Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the United States (U.S.) government or its agencies or instrumentalities.

         2.  Concentration

         Each Fund, other than Latin America Fund and Precious Metals Fund, may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         Further Explanation of Concentration Policy:

         Each Fund, other than Latin America Fund and Precious Metals Fund, may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         Latin  America Fund  concentrates  (invests  more than 25% of its total
assets)  in   securities   of   issuers,   primarily   engaged  in  the  energy,
telecommunications and utility industries.

                                      1-1


         Precious Metals Fund concentrates (invests more than 25% of its total assets) in securities related to mining, processing or dealing in gold or other precious metals and minerals.

         3.  Issuing Senior Securities

         Except as permitted under the 1940 Act, each Fund may not issue senior securities.

         4.  Borrowing

         Each Fund may not borrow money, except to the extent permitted by applicable law.

         Further Explanation of Borrowing Policy:

         Each Fund may borrow from banks and enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow up to an additional 5% of its total assets from banks or others. Each Fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. Each Fund may purchase additional securities as long as outstanding borrowings do not exceed 5% of its total assets. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law

         5.  Underwriting

         Each Fund may not underwrite securities of other issuers, except insofar as a Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

         6.  Real Estate

         Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

         7.  Commodities

         Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

         8.  Lending

         Each Fund may not make loans to other persons, except that a Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

         Further Explanation of Lending Policy:

         To generate income and offset expenses, a Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33 1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Gains or losses in the market value of a security lent will affect the Fund and its shareholders.


                                      1-2


         When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.


                         OTHER SECURITIES AND PRACTICES

         For information regarding certain securities the Funds may purchase and certain investment practices the Funds may use, see the following sections in
Part 2 of this SAI under "Additional Information on Securities and Investment Practices." Information provided in the sections listed below expands upon and supplements information provided in the Fund's prospectus. The list below applies to all Funds unless otherwise noted:

Money Market Instruments
U.S. Government Securities
When-Issued, Delayed-Delivery and Forward Commitment Transactions Repurchase Agreements
Reverse Repurchase Agreements
Securities Lending (excluding Precious Metals Fund)
Warrants
Indexed Securities (Perpetual Global Fund only)
Options and Futures Strategies
Foreign Securities
Foreign Currency Transactions
Illiquid and Restricted Securities
Investment in Other Investment Companies
Short Sales
Convertible Securities
Brady Bonds (Latin America Fund only)


                        PRINCIPAL HOLDERS OF FUND SHARES

         As of January 31, 2001, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of each Fund.

         Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record more than 5% of the outstanding shares of any class of each Fund as of January 31, 2001.


---------------------------------------------------- -----------------
Emerging Markets Growth Fund - Class A shares

---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
Charles Schwab & Co. Inc.                            36.46%
Special Custody Account
FBO Marilyn Izdebski
David Isaac
101 Montgomery Street
San Francisco, CA 94104-4122
---------------------------------------------------- -----------------
                                      1-3

----------------------------------------------------------------------

Emerging Markets Growth Fund - Class B shares
----------------------------------------------------------------------
---------------------------------------------------- -----------------
MLPF&S for the Sole Benefit of Its Customers         8.49%
Attn: Fund Administration
4800 Deer Lake Drive, E. 2nd Floor
Jacksonville, FL 32246-6484
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Emerging Markets Growth Fund - Class C shares
----------------------------------------------------------------------
---------------------------------------------------- -----------------
MLPF&S For the Sole Benefit of                       6.78%
Its Customers
Attn: Fund Administration
4800 Deer Lake Drive, E. 2nd Floor
Jacksonville, FL 32246-6484
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
Painewebber for the Benefit of                       6.10%
James W. Johnston
c/o Stonemarker Enterprises
380 Knollwood Street
Suite 570
Winston Salem, NC 27103-1834
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
Salomon Smith Barney Inc.                            5.82%
333 West 34th Street, 3rd Floor
New York, NY 10001
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Emerging Markets Growth Fund - Class Y shares
----------------------------------------------------------------------
---------------------------------------------------- -----------------
First Union National Bank                            73.13%
Trust Accounts
301 S. Tryon Street
11th Floor, CMG-1151
Charlotte, NC 28202-1915
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
First Union National Bank                            25.89%
Trust Accounts
301 S. Tryon Street
11th Floor, CMG-1151
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Global Leaders Fund - Class A shares
----------------------------------------------------------------------
---------------------------------------------------- -----------------
                                                     None
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Global Leaders Fund - Class B shares
----------------------------------------------------------------------
---------------------------------------------------- -----------------
                                                     None
---------------------------------------------------- -----------------

----------------------------------------------------------------------

Global Leaders Fund - Class C shares
----------------------------------------------------------------------
---------------------------------------------------- -----------------
MLPF&S For the Sole Benefit of                       12.16%
Its Customers
Attn: Fund Administration
4800 Deer Lake Drive, E. 2nd Floor
Jacksonville, FL 32246-6484
---------------------------------------------------- -----------------

                                      1-4

----------------------------------------------------------------------

Global Leaders Fund - Class Y shares
----------------------------------------------------------------------
---------------------------------------------------- -----------------
First Union National Bank EB/INT                     59.89%
Cash Account
Trust Accounts
1525 West Wt. Harris Boulevard
Charlotte, NC 28288-1076
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
First Union National Bank EB/INT                     17.71%
Reinvest Account
Trust Accounts
1525 West Wt. Harris Boulevard
Charlotte, NC 28288-1076
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Global Opportunities Fund - Class A shares
----------------------------------------------------------------------
---------------------------------------------------- -----------------
MLPF&S For the Sole Benefit of                       10.96%
Its Customers
Attn: Fund Administration
4800 Deer Lake Drive, E. 2nd Floor
Jacksonville, FL 32246-6484
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
Rofe & Company                                       9.97%
c/o State Street Bank & Trust Company
For Sub Account
Kokusai Securities Co. Ltd.
P.O. Box 5061
Boston, MA 02206-0001
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Global Opportunities Fund - Class B shares
----------------------------------------------------------------------
---------------------------------------------------- -----------------
MLPF&S For the Sole Benefit of                       14.79%
Its Customers
Attn: Fund Administration
4800 Deer Lake Drive, E. 2nd Floor
Jacksonville, FL 32246-6484
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Global Opportunities Fund - Class C shares
----------------------------------------------------------------------
---------------------------------------------------- -----------------
MLPF&S For the Sole Benefit of                       30.08%
Its Customers
Attn: Fund Administration
4800 Deer Lake Drive, E. 2nd Floor
Jacksonville, FL 32246-6484
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Global Opportunities Fund - Class Y shares
----------------------------------------------------------------------
---------------------------------------------------- -----------------
First Union National Bank                            9.87%
Re-Invest Account
Trust Accounts
1525 West Wt. Harris Boulevard
Charlotte, NC 28288-1076
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
Peggy Bogutski Trustee                               7.49%
Diagnostix Plus Inc.
69 Fourth Avenue
Garden City Park, NY 1140
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
State Street Bank and Trust Company                  6.05%
Rollover IRA FBO
Martin S. Neifield
Tower at Oak Hill
1600 Hagys Ford Road, Apartment 4 Y-Z
Penn Valley, PA 19072-1051
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
State Street Bank and Trust Company                  5.15%
Sparrow Hospital
FBO Marcia K. Benton
8604 E. Grand River Road
Lainsburg, MI 48848-8748
---------------------------------------------------- -----------------
----------------------------------------------------------------------

International Growth Fund - Class A shares
----------------------------------------------------------------------
---------------------------------------------------- -----------------
American Express Trust Company                       6.86%
FBO American Express Trust
Retirement Service
P.O. Box 534
Minneapolis, MN 55440-0534
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
MLPF&S For the Sole Benefit of                       6.82%
Its Customers
Attn: Fund Administration
4800 Deer Lake Drive, E. 2nd Floor
Jacksonville, FL 32246-6484
----------------------------------------------------------------------

International Growth Fund - Class B shares
----------------------------------------------------------------------
---------------------------------------------------- -----------------
Union Bank TR Nominee                                10.39%
FBO Oregon Labores Trust Pension
P.O. Box 85484
San Diego, CA 92186-5484
---------------------------------------------------- -----------------
International Growth Fund - Class C shares
---------------------------------------------------- -----------------
Douglas Luther Mons Ellingson Trustee                15.26%
Revocable Living Trust
1833 East Carver Street
Tempe, AZ 85284-2509
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
MLPF&S For the Sole Benefit of                       15.26%
Its Customers
Attn: Fund Administration
4800 Deer Lake Drive, E. 2nd Floor
Jacksonville, FL 32246-6484
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
Prudential Securities Inc.                           6.06%
American National Bank & Trust Company
Emerald Investments LP
500 Skokie Boulevard, Suite 310
Northbrook, IL 60062-2856
---------------------------------------------------- -----------------
International Growth Fund - Class  Y shares
----------------------------------------------------------------------
---------------------------------------------------- -----------------
First Union National Bank                            47.23%
Trust Accounts
1525 West Wt. Harris Boulevard
Charlotte, NC 28288-1076
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
First Union National Bank                            37.00%
Trust Accounts
1525 West Wt. Harris Boulevard
Charlotte, NC 28288-1076
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
First Union National Bank                            15.13%
401K Accounts
1525 West Wt. Harris Boulevard
Charlotte, NC 28288
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Latin America Fund - Class A shares
----------------------------------------------------------------------
---------------------------------------------------- -----------------
MLPF&S For the Sole Benefit of                       28.18%
Its Customers
Attn: Fund Administration
4800 Deer Lake Drive, E. 2nd Floor
Jacksonville, FL 32246-6484
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Latin America Fund - Class B shares
----------------------------------------------------------------------
---------------------------------------------------- -----------------
MLPF&S For the Sole Benefit of                       24.14%
Its Customers
Attn: Fund Administration
4800 Deer Lake Drive, E. 2nd Floor
Jacksonville, FL 32246-6484
---------------------------------------------------- -----------------
----------------------------------------------------------------------
Latin America Fund - Class C shares
----------------------------------------------------------------------
---------------------------------------------------- -----------------
MLPF&S For the Sole Benefit of                       29.00%
Its Customers
Attn: Fund Administration
4800 Deer Lake Drive, E. 2nd Floor
Jacksonville, FL 32246-6484
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------

Latin America Fund - Class Y shares
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
First Union National Bank                            72.15%
401K Accounts
1525 West Wt. Harris Boulevard
Charlotte, NC 28288
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
State Street Bank and Trust Company                  6.40%
Rollover IRA
FBO Floyd H. Tolle
1980 Adamsville Road
Zanesville, OH 43701-7658
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
First Union National Bank                            5.06%
Trust Accounts
301 S. Tryon Street
11th Floor, CMG-1151
Charlotte, NC 28202-1915
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Perpetual Global Fund - Class A shares
----------------------------------------------------------------------
---------------------------------------------------- -----------------
Charles Schwab & Company Inc.                        8.80%
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4122
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
First Clearing Corporation                           7.53%
MCV Phys Global Account
Carl Gattuso Executive Director
P.O. Box 980510
Richmond, VA 23298-0510
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Perpetual Global Fund - Class B shares
----------------------------------------------------------------------
---------------------------------------------------- -----------------
                                                     None
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Perpetual Global Fund - Class C shares
----------------------------------------------------------------------
---------------------------------------------------- -----------------
                                                     None
---------------------------------------------------- -----------------
----------------------------------------------------------------------
Perpetual Global Fund - Class Y shares
----------------------------------------------------------------------
---------------------------------------------------- -----------------
Terry A. Prince                                      31.27%
John H. Prince, Jr.
6708 Hollow Oak Drive
Mint Hill, NC 28277
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
Paul E. Sedory                                       28.89%
P.O. Box 118
2250 AC Voorschoten
Netherlands
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
First Clearing Corporation                           19.52%
Kristina R. Schvejda
40 Marilyn Street
North Haledon, NJ 07508
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
State Street Bank and Trust Company                  14.91%
IRA FBO Sydney B. Stephan
22200 Meadowbrook Avenue
Scandia, MN 55073
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
Daniel J. Ludeman                                    5.38%
5105 Stratford Crescent
Richmond, VA 23226-1615
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Perpetual International Fund - Class A shares
----------------------------------------------------------------------
---------------------------------------------------- -----------------
Charles Schwab & Co. Inc.                            14.39%
Special Custody Account for the Exclusive Benefit
of Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4122
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
Key Trust Company Trustee                            5.76%
Attn: Martin Currie
P.O. Box 94871
Cleveland, OH 44101-4871
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Perpetual International Fund - Class B shares
----------------------------------------------------------------------
---------------------------------------------------- -----------------
                                                     None
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Perpetual International Fund - Class C shares
----------------------------------------------------------------------
---------------------------------------------------- -----------------
                                                     None
---------------------------------------------------- -----------------
----------------------------------------------------------------------

Perpetual International Fund - Class Y shares
---------------------------------------------------- -----------------
Stanley Picheny                                      46.13%
322 Central Park West
New York, NY 10025-7629
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
First Clearing Corporation                           23.98%
The Gladys & Franklin Clark Foundation #1
C/o Gilbert A. Bartlett
809 Richmond Road
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
Williamsburg Landing Inc.                            22.96%
Reserve Fund #1
Attn: Nancy Evans
5700 Williamsburg Landing Drive
Williamsburg, VA 23185-3775
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
First Clearing Corporation                           5.37%
Adrian Matthew Picheny
1994 Trust
248 Club Drive
San Carlos, CA 94070-1617
---------------------------------------------------- -----------------

Precious Metals Fund - Class A shares
---------------------------------------------------- -----------------
MLPF&S For the Sole Benefit of                       6.03%
Its Customers
Attn: Fund Administration
4800 Deer Lake Drive, E. 2nd Floor
---------------------------------------------------- -----------------

----------------------------------------------------------------------

Precious Metals Fund - Class B shares
----------------------------------------------------------------------
MLPF&S For the Sole Benefit of                       8.57%
Its Customers
Attn: Fund Administration
4800 Deer Lake Drive, E. 2nd Floor
Jacksonville, FL 32246-6484
---------------------------------------------------- -----------------
----------------------------------------------------------------------
Precious Metals Fund - Class C shares
----------------------------------------------------------------------
---------------------------------------------------- -----------------
Painewebber For the Benefit of                       9.45%%
Margaret Cummings
P.O. Box 3321
Weehawken, NJ 08540
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
Kimberlee A. Smith, Trustee                          7.98%
Kimberlee A. Smith Revocable Trust
43 Lily Pond Lane
St. Charles, MO 63304-0542
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
Donaldson Lufkin Jenrette                            7.27%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-9998
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
Wexford Clearing Services Corporation                7.28%
Mr. Leonard W. Frame
Mr. Cynthia Frame, Co-Trustees
L W & C Frame Living Trust
Fresno, CA 93727-9717
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
A G Edwards & Sons Inc.                              7.14%
J. Gerald Lamoureux
IRA Account
One North Jefferson
St. Louis, MO 63103-2287
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
Wexford Clearing Services Corporation                5.13%
Alfred G. Barnett Trustee
Elizabeth E. Barnett Decedent Trust
720 N. Fulton Street
Fresno, CA 93728-3406
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
Precious Metals Fund - Class Y shares
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
Kurt E. Cederberg                                    51.75%
18136 Gottschalk
Homewood, IL 60430-2216
---------------------------------------------------- -----------------
---------------------------------------------------- -----------------
First Union Corporation                              48.24%
C/o Evergreen Investment Services
401 S. Tryon Street, 5th Floor
Charlotte, NC 28288-1195
---------------------------------------------------- -----------------


                                    EXPENSES

Advisory Fees

         Each Fund has its own investment advisor. For more information, see "Investment Advisory Agreements" in Part 2 of this SAI.

         Evergreen Investment Management (EIM), a division of First Union National Bank (FUNB), is the investment advisor to Emerging Markets Growth Fund. EIM is entitled to receive from the Fund an annual fee based on the average daily net assets of the Fund as follows:

                  ---------------------------------- -----------------

                  Average Daily Net Assets           Fee
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                         First $100 million               1.42%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Next $100 million               1.37%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Next $100 million               1.32%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Over $300 million               1.27%
                  ---------------------------------- -----------------


         Evergreen Investment Management Company, LLC (EIMC), is the investment advisor to Global Leaders Fund, Global Opportunities Fund, International Growth Fund, Latin America Fund and Precious Metals Fund. EIMC is entitled to receive from Global Leaders Fund an annual fee of 0.87% of the Fund's average daily net assets.

         EIMC is entitled to receive from Global Opportunities Fund an annual fee based on the Fund's average daily net assets as follows:

                  ---------------------------------- ------------------------

                  Average Daily Net Assets           Fee
                  ---------------------------------- ------------------------
                  ---------------------------------- ------------------------

                         first $200 million                   0.91%
                  ---------------------------------- ------------------------
                  ---------------------------------- ------------------------

                          next $200 million                   0.86%
                  ---------------------------------- ------------------------
                  ---------------------------------- ------------------------

                          next $200 million                   0.76%
                  ---------------------------------- ------------------------
                  ---------------------------------- ------------------------

                          over $600 million                   0.66%
                  ---------------------------------- ------------------------

         EIMC is entitled to receive from International Growth Fund and Latin America Fund an annual fee based on each Fund's average daily net assets as follows:

                  ---------------------------------- ------------------------

                  Average Daily Net Assets           Fee
                  ---------------------------------- ------------------------
                  ---------------------------------- ------------------------
                         First $200 million                   0.66%
                  ---------------------------------- ------------------------
                  ---------------------------------- ------------------------
                          Next $200 million                   0.56%
                  ---------------------------------- ------------------------
                  ---------------------------------- ------------------------
                          Next $200 million                   0.46%
                  ---------------------------------- ------------------------
                  ---------------------------------- ------------------------
                          Over $600 million                   0.36%
                  ---------------------------------- ------------------------

         EIMC is entitled to receive from Precious Metals Fund an annual fee based on the Fund's average daily net assets as follows:

                  ---------------------------------- ------------------------

                  Average Daily Net Assets           Fee
                  ---------------------------------- ------------------------
                  ---------------------------------- ------------------------

                         First $100 million                   0.66%
                  ---------------------------------- ------------------------
                  ---------------------------------- ------------------------

                          Next $100 million                  0.535%
                  ---------------------------------- ------------------------
                  ---------------------------------- ------------------------

                          Over $200 million                   0.41%
                  ---------------------------------- ------------------------

         Mentor Perpetual Advisors, LLC (Mentor Perpetual) is the investment advisor to Perpetual Global Fund and Perpetual International Fund. On February 19, 2001, the shareholders of Perpetual Global Fund and Perpetual International Fund approved new investment advisory agreements.

         Mentor Perpetual is entitled to receive a fee from the Perpetual Global Fund at the following annual rate of the Fund's average daily net assets:

                  ---------------------------------- ------------------------

                  Average Daily Net Assets           Fee
                  ---------------------------------- ------------------------
                  ---------------------------------- ------------------------

                          First $75 million                   1.10%
                  ---------------------------------- ------------------------
                  ---------------------------------- ------------------------

                          Over $75 million                    1.00%
                  ---------------------------------- ------------------------

         Mentor Perpetual is entitled to receive a fee of 1.00% of Perpetual International Fund's average daily net assets.

Advisory Fees Paid

         Below are the advisory fees paid by each Fund for the last three fiscal years or periods.

  ----------------------------------------------------------------- ---------------------- -----------------------------------
                                                                     Advisory Fees Paid           Advisory Fees Waived
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  ----------------------------------------------------------------------------------------------------------------------------
  Fiscal Year Ended October 31, 2000
  ----------------------------------------------------------------------------------------------------------------------------
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  Emerging Markets Growth Fund                                      $1,097,081             $0
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  Global Leaders Fund                                               $3,746,155             $0
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  Global Opportunities Fund                                         $2,293,047             $0
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  International Growth Fund                                         $4,178,042             $0
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  Latin America Fund                                                $226,614               $0
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  Perpetual Global Fund                                             $2,379,494             $0
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  Perpetual International Fund                                      $1,998,011             $0
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  Precious Metals Fund                                              $451,332               $0
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  Fiscal Year or Period ended October 31, 1999
  ----------------------------------------------------------------------------------------------------------------------------
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  Emerging Markets Growth Fund                                      $912,765               $0
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  Global Leaders Fund                                               $3,651,052             $0
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  Global Opportunities Fund                                         $1,877,575             $0
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  International Growth Fund                                         $4,195,994             $0
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  Latin America Fund                                                $258,833               $0
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  Perpetual Global Fund  (1)                                        $191,652               $0
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  Perpetual Global Fund  (2)                                        $2,082,585             $0
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  Perpetual International Fund                                      $1,414,283             $68,420
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  Precious Metals Fund                                              $678,057               $0
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  ---------------------------------------------------------- -------------------------------- --------------------------------
  Fiscal Year or Period ended October 31, 1998
  ---------------------------------------------------------- -------------------------------- --------------------------------
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  Emerging Markets Growth Fund                                      $1,052,662             $119,348
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  Global Leaders Fund                                               $2,726,675             $0
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  Global Opportunities Fund                                         $2,851,287             $0
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  International Growth Fund                                         $1,698,718             $0
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  Latin America Fund                                                $580,017               $0
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  Perpetual Global Fund (3)                                         $1,612,495             $0
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  Perpetual International Fund                                      $983,291               $318,510
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  ----------------------------------------------------------------- ---------------------- -----------------------------------
  Precious Metals Fund                                              $834,351               $0
  ----------------------------------------------------------------- ---------------------- -----------------------------------

(1) For the one month ended October 31, 1999. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 1999.
(2)  For the year ended September 30, 1999.
(3)  For the year ended September 30, 1998.


Sub-Advisory Fees Paid

         Mentor Perpetual, owned equally by Perpetual plc (Perpetual), and EIMC has entered into a sub-advisory agreement with Perpetual Portfolio Management Limited (PPM), a subsidiary of Perpetual plc, which provides that PPM's research department and staff will furnish Mentor Perpetual with information, investment recommendations, advice and assistance, and will generally be available for consultation on the portfolios of Perpetual Global Fund and Perpetual International Fund. PPM will be reimbursed by Mentor Perpetual in connection with the rendering of services on the basis of the direct and indirect costs of performing such services. There is no additional charge to the Funds for the services provided by PPM.

Brokerage Commissions

         Below are the brokerage commissions paid for the last three fiscal year periods by each Fund to its formerly affiliated broker-dealer, Lieber & Company, formerly an indirect wholly owned subsidiary of FUNB. The Global Leaders Fund also paid brokerage commissions to First Union Services, Inc. (FUSI), an affiliated broker-dealer that places trades through its wholly owned subsidiary, First Clearing Corp. Global Leaders Fund paid FUSI $34,623 for the fiscal year ended October 31, 2000. For more information regarding the brokerage commissions, see "Brokerage" in Part 2 of this SAI.

------------------------------------------ -------------------------------- -------------------------------

Fund/Fiscal Year or Period                 Total Paid to All Brokers        Total Paid to Lieber
------------------------------------------ -------------------------------- -------------------------------
-----------------------------------------------------------------------------------------------------------
Fiscal Year ended October 31, 2000
-----------------------------------------------------------------------------------------------------------
------------------------------------------ -------------------------------- -------------------------------
Emerging Markets Growth Fund               $290,070                         $0
------------------------------------------ -------------------------------- -------------------------------
------------------------------------------ -------------------------------- -------------------------------
Global Leaders Fund                        $518,610                         $76,713
------------------------------------------ -------------------------------- -------------------------------
------------------------------------------ -------------------------------- -------------------------------
Global Opportunities Fund                  $1,411,948                       $0
------------------------------------------ -------------------------------- -------------------------------
------------------------------------------ -------------------------------- -------------------------------
International Growth Fund                  $5,215,249                       $0
------------------------------------------ -------------------------------- -------------------------------
------------------------------------------ -------------------------------- -------------------------------
Latin America Fund                         $92,654                          $0
------------------------------------------ -------------------------------- -------------------------------
------------------------------------------ -------------------------------- -------------------------------
Perpetual Global Fund                      $1,837,553                       $0
------------------------------------------ -------------------------------- -------------------------------
------------------------------------------ -------------------------------- -------------------------------
Perpetual International Fund               $1,228,197                       $0
------------------------------------------ -------------------------------- -------------------------------
------------------------------------------ -------------------------------- -------------------------------
Precious Metals Fund                       $168,625                         $0
------------------------------------------ -------------------------------- -------------------------------
-----------------------------------------------------------------------------------------------------------
Fiscal Year ended October 31, 1999
-----------------------------------------------------------------------------------------------------------
------------------------------------------ -------------------------------- -------------------------------
Emerging Markets Growth Fund               $453,825                         $0
------------------------------------------ -------------------------------- -------------------------------
------------------------------------------ -------------------------------- -------------------------------
Global Leaders Fund                        $310,765                         $190,546
------------------------------------------ -------------------------------- -------------------------------
------------------------------------------ -------------------------------- -------------------------------
Global Opportunities Fund                  $277,723                         $0
------------------------------------------ -------------------------------- -------------------------------
------------------------------------------ -------------------------------- -------------------------------
International Growth Fund                  $3,897,536                       $0
------------------------------------------ -------------------------------- -------------------------------
------------------------------------------ -------------------------------- -------------------------------
Latin America Fund                         $362,833                         $0
------------------------------------------ -------------------------------- -------------------------------
------------------------------------------ -------------------------------- -------------------------------
Perpetual Global Fund (a)                  $153,385                         $0
------------------------------------------ -------------------------------- -------------------------------
------------------------------------------ -------------------------------- -------------------------------
Perpetual Global Fund (b)                  $1,367,379                       $0
------------------------------------------ -------------------------------- -------------------------------
------------------------------------------ -------------------------------- -------------------------------
Perpetual International Fund               $798,218                         $0
------------------------------------------ -------------------------------- -------------------------------
------------------------------------------ -------------------------------- -------------------------------
Precious Metals Fund                       $363,964                         $0
------------------------------------------ -------------------------------- -------------------------------
-----------------------------------------------------------------------------------------------------------
Fiscal Year ended October 31, 1998
-----------------------------------------------------------------------------------------------------------
------------------------------------------ -------------------------------- -------------------------------
Emerging Markets Growth Fund               $1,176,641                       $0
------------------------------------------ -------------------------------- -------------------------------
------------------------------------------ -------------------------------- -------------------------------
Global Leaders Fund                        $295,617                         $134,741
------------------------------------------ -------------------------------- -------------------------------
------------------------------------------ -------------------------------- -------------------------------
Global Opportunities Fund                  $1,181,989                       $0
------------------------------------------ -------------------------------- -------------------------------
------------------------------------------ -------------------------------- -------------------------------
International Growth Fund                  $1,928,536                       $0
------------------------------------------ -------------------------------- -------------------------------
------------------------------------------ -------------------------------- -------------------------------
Latin America Fund                         $834,333                         $0
------------------------------------------ -------------------------------- -------------------------------
------------------------------------------ -------------------------------- -------------------------------
Perpetual Global Fund (c)                  $1,272,077                       $0
------------------------------------------ -------------------------------- -------------------------------
------------------------------------------ -------------------------------- -------------------------------
Perpetual International Fund               $733,000                         $0
------------------------------------------ -------------------------------- -------------------------------
------------------------------------------ -------------------------------- -------------------------------
Precious Metals Fund                       $466,226                         $0
------------------------------------------ -------------------------------- -------------------------------

(a) For the one month ended October 31, 1999. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 1999.
(b)  For the year ended  September 30, 1999.
(c)  For the year ended September 30, 1998.

Percentage of Brokerage Commissions

         The table below shows, for the fiscal year ended October 31, 2000, (1) the percentage of aggregate brokerage commissions paid by Global Leaders Fund to Lieber & Company and FUSI; and (2) the percentage of Global Leaders Fund's aggregate dollar amount of commissionable transactions effected through Lieber & Company and FUSI. For more information, see "Selection of Brokers" under "Brokerage" in Part 2 of this SAI.

------------------------------ -------------------- ---------------------- ------------------------ -------------------------

                                                        Percentage of                                    Percentage of
                                  Percentage of        Commissionable           Percentage of            Commissionable
                                   Commissions      Transactions through    Commissions to First      Transactions through
Fund                           To Lieber & Company    Lieber & Company      Union Services, Inc.     First Union Services,
                                                                                                              Inc.
------------------------------ -------------------- ---------------------- ------------------------ -------------------------
------------------------------ -------------------- ---------------------- ------------------------ -------------------------

Global Leaders Fund            14.8%                22.0%                  6.7%                     9.4%
------------------------------ -------------------- ---------------------- ------------------------ -------------------------

Portfolio Turnover

         The Funds, generally do not take portfolio turnover into account in making investment decisions. This means the Funds could experience a high rate of portfolio turnover (100% or more) in any given fiscal year, resulting in greater brokerage and other transaction costs which are borne by the Funds and their shareholders. It may also result in the Funds realizing greater net short-term capital gains, distributions from which are taxable to shareholders as ordinary income.

Underwriting Commissions

         Below are the underwriting commissions paid by each Fund and the amounts retained by the principal underwriter for the last three fiscal periods. For more information, see "Principal Underwriter" in Part 2 of this SAI.

----------------------------------------- -------------------------- --------------------------------------

                                          Total Underwriting         Underwriting Commissions Retained
                                          Commissions
----------------------------------------- -------------------------- --------------------------------------
-----------------------------------------------------------------------------------------------------------
Fiscal Year ended October 31, 2000
-----------------------------------------------------------------------------------------------------------
----------------------------------------- -------------------------- --------------------------------------
Emerging Markets Growth Fund              $86,975                    $715
----------------------------------------- -------------------------- --------------------------------------
----------------------------------------- -------------------------- --------------------------------------
Global Leaders Fund                       $1,723,871                 $19,955
----------------------------------------- -------------------------- --------------------------------------
----------------------------------------- -------------------------- --------------------------------------
Global Opportunities Fund                 $1,208,439                 $25,579
----------------------------------------- -------------------------- --------------------------------------
----------------------------------------- -------------------------- --------------------------------------
International Growth Fund                 $450,847                   $0
----------------------------------------- -------------------------- --------------------------------------
----------------------------------------- -------------------------- --------------------------------------
Latin America Fund                        $26,764                    $668
----------------------------------------- -------------------------- --------------------------------------
----------------------------------------- -------------------------- --------------------------------------
Perpetual Global Fund                     $576,872                   $11,761
----------------------------------------- -------------------------- --------------------------------------
----------------------------------------- -------------------------- --------------------------------------
Perpetual International Fund              $1,203,882                 $9,391
----------------------------------------- -------------------------- --------------------------------------
----------------------------------------- -------------------------- --------------------------------------
Precious Metals Fund                      $52,296                    $1,245
----------------------------------------- -------------------------- --------------------------------------

-----------------------------------------------------------------------------------------------------------

Fiscal Year ended October 31, 1999
-----------------------------------------------------------------------------------------------------------
----------------------------------------- -------------------------- --------------------------------------
Emerging Markets Growth Fund              $41,347                    $2,153
----------------------------------------- -------------------------- --------------------------------------
----------------------------------------- -------------------------- --------------------------------------
Global Leaders Fund                       $1,581,139                 $0
----------------------------------------- -------------------------- --------------------------------------
----------------------------------------- -------------------------- --------------------------------------
Global Opportunities Fund                 $148,916                   $0
----------------------------------------- -------------------------- --------------------------------------
----------------------------------------- -------------------------- --------------------------------------
International Growth Fund                 $338,284                   $0
----------------------------------------- -------------------------- --------------------------------------
----------------------------------------- -------------------------- --------------------------------------
Latin America Fund                        $36,833                    $1,346
----------------------------------------- -------------------------- --------------------------------------
----------------------------------------- -------------------------- --------------------------------------
Perpetual Global Fund (a)                 $6,517                     $240
----------------------------------------- -------------------------- --------------------------------------
----------------------------------------- -------------------------- --------------------------------------
Perpetual Global Fund (b)                 $47,760                    $5,414
----------------------------------------- -------------------------- --------------------------------------
----------------------------------------- -------------------------- --------------------------------------
Perpetual International Fund              $133,551                   $2,599
----------------------------------------- -------------------------- --------------------------------------
----------------------------------------- -------------------------- --------------------------------------
Precious Metals Fund                      $170,912                   $0
----------------------------------------- -------------------------- --------------------------------------
-----------------------------------------------------------------------------------------------------------
Fiscal Year ended October 31, 1998
-----------------------------------------------------------------------------------------------------------
----------------------------------------- -------------------------- --------------------------------------
Emerging Markets Growth Fund              $54,089                    $1,688
----------------------------------------- -------------------------- --------------------------------------
----------------------------------------- -------------------------- --------------------------------------
Global Leaders Fund                       $1,865,837                 $17,365
----------------------------------------- -------------------------- --------------------------------------
----------------------------------------- -------------------------- --------------------------------------
Global Opportunities Fund                 $204,540                   $1,290
----------------------------------------- -------------------------- --------------------------------------
----------------------------------------- -------------------------- --------------------------------------
International Growth Fund                 $1,003,080                 $910
----------------------------------------- -------------------------- --------------------------------------
----------------------------------------- -------------------------- --------------------------------------
Latin America Fund                        $114,282                   $3,958
----------------------------------------- -------------------------- --------------------------------------
----------------------------------------- -------------------------- --------------------------------------
Perpetual Global Fund (c)                 $113,331                   $113,331
----------------------------------------- -------------------------- --------------------------------------
----------------------------------------- -------------------------- --------------------------------------
Perpetual International Fund              N/A                        N/A
----------------------------------------- -------------------------- --------------------------------------
----------------------------------------- -------------------------- --------------------------------------
Precious Metals Fund                      $382,097                   $460
----------------------------------------- -------------------------- --------------------------------------

(a) For the one month ended October 31, 1999. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 1999.
(b)  For the year ended September 30, 1999.
(c)  For the year ended September 30, 1998.

12b-1 Fees

         Below are the 12b-1 fees paid by each Fund for the fiscal year ended October 31, 2000. For more information, see "Distribution Expenses Under Rule 12b-1" in Part 2 of this SAI.

------------------------------- ------------------------------- ------------------------------ --------------------------------

                                Class A shares                  Class B shares                 Class C shares


Fund
                                ------------------------------- ------------------------------ --------------------------------
                                ---------------- -------------- --------------- -------------- --------------- ----------------

                                Distribution     Service Fees   Distribution    Service Fees   Distribution    Service Fees
                                Fees                            Fees                           Fees
=============================== ================ ============== =============== ============== =============== ================
------------------------------- ---------------- -------------- --------------- -------------- --------------- ----------------
Emerging Markets Growth Fund    N/A              $22,779        $28,280         $9,427         $9,142          $3,048
------------------------------- ---------------- -------------- --------------- -------------- --------------- ----------------
------------------------------- ---------------- -------------- --------------- -------------- --------------- ----------------
Global Leaders Fund             N/A              $368,202       $1,691,577      $563,859       $41,832         $13,944
------------------------------- ---------------- -------------- --------------- -------------- --------------- ----------------
------------------------------- ---------------- -------------- --------------- -------------- --------------- ----------------
Global Opportunities Fund       N/A              $170,093       $1,148,808      $382,936       $221,137        $73,713
------------------------------- ---------------- -------------- --------------- -------------- --------------- ----------------
------------------------------- ---------------- -------------- --------------- -------------- --------------- ----------------
International Growth Fund       N/A              $355,744       $434,143        $144,715       $19,512         $6,504
------------------------------- ---------------- -------------- --------------- -------------- --------------- ----------------
------------------------------- ---------------- -------------- --------------- -------------- --------------- ----------------
Latin America Fund              N/A              $16,855        $165,690        $55,230        $32,477         $10,826
------------------------------- ---------------- -------------- --------------- -------------- --------------- ----------------
------------------------------- ---------------- -------------- --------------- -------------- --------------- ----------------
Perpetual Global Fund           N/A              $219,366       $18,206         $6,069         $1,051,715      $350,572
------------------------------- ---------------- -------------- --------------- -------------- --------------- ----------------
------------------------------- ---------------- -------------- --------------- -------------- --------------- ----------------
Perpetual International Fund    N/A              $284,735       $31,221         $10,407        $577,497        $192,499
------------------------------- ---------------- -------------- --------------- -------------- --------------- ----------------
------------------------------- ---------------- -------------- --------------- -------------- --------------- ----------------
Precious Metals Fund            N/A              $144,113       $64,206         $21,402        $2,206          $735
------------------------------- ---------------- -------------- --------------- -------------- --------------- ----------------

Trustee Compensation

          Listed below is the Trustee compensation paid by the Trust individually for the fiscal year ended October 31, 2000 and by the Trust and the ten other trusts in the Evergreen Fund Complex for the twelve months ended December 31, 2000. The Trustees do not receive pension or retirement benefits from the Funds. For more information, see "Management of the Trust" in Part 2 of this SAI.

---------------------------------- ------------------------------- -----------------------------
                                                                   Total Compensation from the
                                    Aggregate Compensation from     Evergreen Fund Complex for
             Trustee               the Trust for the fiscal year     the twelve months ended
                                          ended 10/31/2000                 12/31/2000*

---------------------------------- ------------------------------- -----------------------------
---------------------------------- ------------------------------- -----------------------------
Laurence B. Ashkin**               $1,710                          $82,500
---------------------------------- ------------------------------- -----------------------------
---------------------------------- ------------------------------- -----------------------------
Charles A. Austin, III             $1,710                          $88,500
---------------------------------- ------------------------------- -----------------------------
---------------------------------- ------------------------------- -----------------------------
Arnold H. Dreyfuss**               $1,434                          $83,000
---------------------------------- ------------------------------- -----------------------------
---------------------------------- ------------------------------- -----------------------------
K. Dun Gifford                     $1,735                          $91,500
---------------------------------- ------------------------------- -----------------------------
---------------------------------- ------------------------------- -----------------------------
James S. Howell***                 $1,011                          $38,750
---------------------------------- ------------------------------- -----------------------------
---------------------------------- ------------------------------- -----------------------------
Leroy Keith Jr.                    $1,710                          $83,000
---------------------------------- ------------------------------- -----------------------------
---------------------------------- ------------------------------- -----------------------------
Gerald M. McDonnell                $1,710                          $88,500
---------------------------------- ------------------------------- -----------------------------
---------------------------------- ------------------------------- -----------------------------
Thomas L. McVerry                  $1,949                          $98,500
---------------------------------- ------------------------------- -----------------------------
---------------------------------- ------------------------------- -----------------------------
Louis W. Moelchert, Jr.            $1,434                          $83,000
---------------------------------- ------------------------------- -----------------------------
---------------------------------- ------------------------------- -----------------------------
William Walt Pettit                $1,710                          $88,500
---------------------------------- ------------------------------- -----------------------------
---------------------------------- ------------------------------- -----------------------------
David M. Richardson                $1,710                          $88,500
---------------------------------- ------------------------------- -----------------------------
---------------------------------- ------------------------------- -----------------------------
Russell A. Salton, III             $1,939                          $101,000
---------------------------------- ------------------------------- -----------------------------
---------------------------------- ------------------------------- -----------------------------
Michael S. Scofield                $2,237                          $112,000
---------------------------------- ------------------------------- -----------------------------
---------------------------------- ------------------------------- -----------------------------
Richard J. Shima                   $1,710                          $83,000
---------------------------------- ------------------------------- -----------------------------
---------------------------------- ------------------------------- -----------------------------
Richard K. Wagoner                 $1,434                          $88,500
---------------------------------- ------------------------------- -----------------------------

*Certain Trustees have elected to defer all or part of their total compensation for the twelve months ended December 31, 2000. The amounts listed below will be payable in later years to the respective Trustees:

Austin            $ 26,550
Howell            $ 27,125
McDonnell         $ 88,500
McVerry           $ 98,500
Moelchert         $ 83,000
Petit             $ 83,000
Salton            $ 101,000
Scofield          $ 65,100

** As of January 1, 2001, Laurence B. Ashkin and Arnold H. Dreyfuss retired and became Trustees Emeriti.
***As of January 1, 2000, James S. Howell retired and became Trustee Emeritus.


                                   PERFORMANCE

Total Return

         Below are the average annual total returns for each class of shares of the Funds (including applicable sales charges) as of October 31, 2000. For more information, see "Total Return" under "Performance Calculations" in Part 2 of this SAI.

----------------------- -------------------- --------------------- -------------------- ---------------------

                                                                      Ten Years or
                                                                     Since Inception       Inception Date
Fund/Class                   One Year             Five Years            of Class              of Class
----------------------- -------------------- --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
Emerging Markets Growth Fund
-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class A                 -13.45%              1.09%                 -2.91%               9/6/1994
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class B                 -13.33%              1.09%                 -2.71%               9/6/1994
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class C                 -10.58%              1.52%                 -2.69%               9/6/1994
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class Y                 -7.86%               2.58%                 -1.70%               9/6/1994
----------------------- -------------------- --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
Global Leaders Fund (1)
-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class A                 -0.27%               N/A                   13.05%               6/3/1996
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class B                 0.00%                N/A                   13.44%               6/3/1996
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class C                 3.01%                N/A                   13.65%               6/3/1996
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class Y                 6.03%                N/A                   14.68%               11/1/1995
----------------------- -------------------- --------------------- -------------------- ---------------------

-------------------------------------------------------------------------------------------------------------
Global Opportunities Fund (2)
-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class A                 20.46%               10.46%                15.43%               3/16/1988
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class B                 21.94%               10.68%                15.46%               2/1/1993
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class C                 24.97%               10.95%                15.48%               2/1/1993
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class Y                 28.22%               11.89%                16.17%               1/13/1997
----------------------- -------------------- --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
International Growth Fund (3)
-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class A                 -1.33%               10.11%                9.20%                1/20/1998
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class B                 -1.06%               10.72%                9.64%                9/6/1979
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class C                 2.01%                11.01%                9.64%                3/6/1998
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class Y                 4.93%                11.98%                10.74%               3/9/1998
----------------------- -------------------- --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
Latin America Fund (4)
-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class A                 17.66%               5.73%                 4.59%                11/1/1993
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class B                 18.92%               5.91%                 4.74%                11/1/1993
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class C                 21.95%               6.18%                 4.72%                11/1/1993
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class Y                 25.18%               7.15%                 5.60%                3/30/1998
----------------------- -------------------- --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
Perpetual Global Fund (5)
-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class A                 -6.97%               12.07%                10.66%               3/29/1994
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class B                 -6.32%               12.97%                11.53%               10/18/1999
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class C                 -3.69%               12.58%                10.82%               3/29/1994
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class Y                 -1.03%               13.57%                11.80%               11/19/1997
----------------------- -------------------- --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
Perpetual International Fund (1)
-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class A                 -7.50%               N/A                   7.68%                12/27/1996
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class B                 -7.07%               N/A                   8.80%                10/18/1999
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class C                 -4.39%               N/A                   8.53%                12/27/1996
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class Y                 -1.62%               N/A                   9.40%                5/29/1996
----------------------- -------------------- --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
Precious Metals Fund (3)
-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class A                 -30.63%              -15.26%               -4.17%               1/20/1998
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class B                 -30.61%              -14.92%               -3.80%               1/30/1978
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class C                 -28.45%              -14.63%               -3.81%               1/29/1998
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class Y                 -26.37%              -14.10%               -3.18%               2/29/2000
----------------------- -------------------- --------------------- -------------------- ---------------------

(1) Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class Y, the original class offered. These historical returns for Classes A, B and C have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class Y does not pay 12b-1 fees. If these fees had been reflected, returns would have been lower.

(2) Historical performance shown for Classes B, C and Y prior to their inception is based on the performance of Class A, the original class offered. These historical returns for Classes B, C and Y have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and Class C. Class Y does not pay 12b-1 fees. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class Y would have been higher.

(3) Historical performance shown for Classes A, C and Y prior to their inception is based on the performance of Class B, the original class offered. These historical returns for Classes A and Y have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class Y does not pay 12b-1 fees. If these fees had been reflected, returns for Classes A and Y would have been higher.

(4) Historical performance shown for Class Y prior to its inception is based on the performance of Class A, the original class offered along with Class B and C. These historical returns for Class Y include the effect of the 0.25% 12b-1 fees applicable to Class A. Class Y does not pay 12b-1 fees. If these fees had not been reflected, returns for Class Y would have been higher. Classes B and C each pay 12b-1 fees of 1.00%.

(5) Historical performance shown for Classes B and Y prior to their inception is based on the performance of Class A, one of the original classes offered along with Class C. These historical returns for Classes B and Y have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class Y does not pay 12b-1 fees. If these fees had been reflected, returns for Class B would have been lower while returns for Class Y would have been higher.


                      COMPUTATION OF CLASS A OFFERING PRICE

         Class A shares are sold at the net asset value (NAV) plus a sales charge. Below is an example of the method of computing the offering price of Class A shares of each Fund. The example assumes a purchase of Class A shares of each Fund aggregating less than $50,000 based upon the NAV of each Fund's Class A shares at October 31, 2000. For more information, see " Pricing of Shares" in
Part 2 of this SAI.

----------------------------------------- ----------------- ------------------- --------------------------
                                                            Per Share           Offering
                                          Net Asset Value   Sales               Price Per
Fund                                                        Charge              Share
----------------------------------------- ----------------- ------------------- --------------------------
----------------------------------------- ----------------- ------------------- --------------------------
Emerging Markets Growth Fund              $8.56             5.75%               $9.08
----------------------------------------- ----------------- ------------------- --------------------------
----------------------------------------- ----------------- ------------------- --------------------------
Global Leaders Fund                       $19.09            5.75%               $20.25
----------------------------------------- ----------------- ------------------- --------------------------
----------------------------------------- ----------------- ------------------- --------------------------
Global Opportunities Fund                 $27.82            5.75%               $29.52
----------------------------------------- ----------------- ------------------- --------------------------
----------------------------------------- ----------------- ------------------- --------------------------
International Growth Fund                 $8.61             5.75%               $9.14
----------------------------------------- ----------------- ------------------- --------------------------
----------------------------------------- ----------------- ------------------- --------------------------
Latin America Fund                        $10.46            5.75%               $11.10
----------------------------------------- ----------------- ------------------- --------------------------
----------------------------------------- ----------------- ------------------- --------------------------
Perpetual Global Fund                     $20.37            5.75%               $21.61
----------------------------------------- ----------------- ------------------- --------------------------
----------------------------------------- ----------------- ------------------- --------------------------
Perpetual International Fund              $16.25            5.75%               $17.24
----------------------------------------- ----------------- ------------------- --------------------------
----------------------------------------- ----------------- ------------------- --------------------------
Precious Metals Fund                      $8.74             5.75%               $9.27
----------------------------------------- ----------------- ------------------- --------------------------

                                SERVICE PROVIDERS

Administrator

         Evergreen Investment Services, Inc. (EIS), 200 Berkeley Street, Boston, Massachusetts 02116, serves as administrator to the Funds, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Funds with facilities, equipment and personnel and is entitled to receive a fee from each Fund at the rate of 0.10% of each Fund's average daily net assets, and for Perpetual Global at the annual rate of 0.15% of its average daily net assets.

         Below are the administrative service fees paid by each Fund for the last three fiscal years or periods. Prior to January 3, 2000, the Funds paid EIS under a different fee schedule.

==================================================== ===========================

Fund/Fiscal Year or Period                           Administrative Fee Paid
---------------------------------------------------- ---------------------------
Year or Period Ended October 31, 2000
--------------------------------------------------------------------------------
---------------------------------------------------- ---------------------------
                                                     $66,719
Emerging Markets Growth Fund
---------------------------------------------------- ---------------------------
---------------------------------------------------- ---------------------------
                                                     $365,613
Global Leaders Fund
---------------------------------------------------- ---------------------------
---------------------------------------------------- ---------------------------
                                                     $223,302
Global Opportunities Fund
---------------------------------------------------- ---------------------------
---------------------------------------------------- ---------------------------
                                                     $683,180
International Growth Fund
---------------------------------------------------- ---------------------------
---------------------------------------------------- ---------------------------
                                                     $28,172
Latin America Fund
---------------------------------------------------- ---------------------------
---------------------------------------------------- ---------------------------
                                                     $345,674
Perpetual Global Fund
---------------------------------------------------- ---------------------------
---------------------------------------------------- ---------------------------
                                                     $207,267
Perpetual International Fund
---------------------------------------------------- ---------------------------
---------------------------------------------------- ---------------------------
                                                         $54,598
Precious Metals Fund
---------------------------------------------------- ---------------------------
--------------------------------------------------------------------------------
Year or Period Ended October 31, 1999
--------------------------------------------------------------------------------
---------------------------------------------------- ---------------------------
Emerging Markets Growth Fund                         $14,912
---------------------------------------------------- ---------------------------
---------------------------------------------------- ---------------------------
Global Leaders Fund                                  $94,269
---------------------------------------------------- ---------------------------
---------------------------------------------------- ---------------------------
Global Opportunities Fund                            $26,349
---------------------------------------------------- ---------------------------
---------------------------------------------------- ---------------------------
International Growth Fund                            $106,380
---------------------------------------------------- ---------------------------
---------------------------------------------------- ---------------------------
Latin America Fund                                   $4,434
---------------------------------------------------- ---------------------------
---------------------------------------------------- ---------------------------
Perpetual Global Fund (a)                            $27,795
---------------------------------------------------- ---------------------------
---------------------------------------------------- ---------------------------
Perpetual Global Fund (b)                            $255,756
---------------------------------------------------- ---------------------------
---------------------------------------------------- ---------------------------
Perpetual International Fund                         $141,826
---------------------------------------------------- ---------------------------
---------------------------------------------------- ---------------------------
Precious Metals Fund                                 $13,832
---------------------------------------------------- ---------------------------
--------------------------------------------------------------------------------
Year or Period Ended October 31, 1998
--------------------------------------------------------------------------------
---------------------------------------------------- ---------------------------
Emerging Markets Growth Fund                         $20,159
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Global Leaders Fund                                  $82,011
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Global Opportunities Fund                            $37,199
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International Growth Fund                            $39,790
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Latin America Fund                                   $10,679
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Perpetual Global Fund                                $153,750
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Perpetual International Fund                         $63,564
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Precious Metals Fund                                 $17,406
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(a)      For the one month ended 10/31/1999.  The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 1999.
(b)      For the year ended 9/30/1999.
(c)      For the year ended 9/30/1998.

Transfer Agent

         Evergreen Service Company, LLC (ESC), P.O. Box 2121, Boston, Massachusetts 02106-9970, a subsidiary of First Union Corporation, is the Funds' transfer agent. ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. Each Funds pays ESC annual fees as follows:

-------------------------------- -------------------- --------------------

                                   Annual Fee Per       Annual Fee Per
Fund Type                           Open Account*      Closed Account**
-------------------------------- -------------------- --------------------
-------------------------------- -------------------- --------------------
Monthly Dividend Funds                 $25.50                $9.00
-------------------------------- -------------------- --------------------
-------------------------------- -------------------- --------------------
                                       $24.50                $9.00
Quarterly Dividend Funds
-------------------------------- -------------------- --------------------
-------------------------------- -------------------- --------------------
                                       $23.50                $9.00
Semiannual Dividend Funds
-------------------------------- -------------------- --------------------
-------------------------------- -------------------- --------------------
                                       $23.50                $9.00
Annual Dividend Funds
-------------------------------- -------------------- --------------------
-------------------------------- -------------------- --------------------
                                       $25.50                $9.00
Money Market Funds
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*For shareholder accounts only. Each Fund pays ESC cost plus 15% for broker accounts.
**Closed accounts are maintained on the system in order to facilitate historical tax information.

Distributor

         Evergreen  Distributor,  Inc. (EDI), 90 Park Avenue, New York, New York
10016,   markets  the  Funds   through   broker-dealers   and  other   financial
representatives.

Independent Auditors

         KPMG LLP, 99 High Street, Boston, Massachusetts 02110, audits the financial statements of the Funds.

Custodian

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, keeps custody of each Fund's securities and cash and performs other related duties.

Legal Counsel

         Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036, provides legal advice to the Funds.


                              FINANCIAL STATEMENTS

         The audited financial statements and the reports thereon are hereby incorporated by reference to the Funds' Annual Report, a copy of which may be obtained without charge from Evergreen Service Company, LLC, P.O. Box 2121, Boston, Massachusetts 02106-9970 or by downloading it off our website at www.evergreen-funds.com.